Other non-current liabilities - Summary of Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other non-current liabilities
Unrecognized tax benefit	¥ 60,608	$ 8,303	¥ 52,412
Contingent consideration, non-current portion	1,800	247	1,800
Total	¥ 62,408	$ 8,550	¥ 54,212